Consolidated Statements of Changes in Equity $ in Thousands	USD ($) shares	Total equity attributable to the shareholders of the Company USD ($)	Share capital USD ($) shares	Share capital Euronav share acquisition USD ($)	Additional paid in capital USD ($)	Additional paid in capital Euronav share acquisition USD ($)	Contributed surplus USD ($)	Accumulated other reserves USD ($)	Retained earnings (deficit) USD ($)	Non-controlling interest USD ($)
Outstanding shares, beginning of period (in shares) at Dec. 31, 2020 | shares	197,692,321		197,692,321
Number of shares outstanding
Shares issued on exercise of options (in shares) | shares	339,000		339,000
Shares issued under ATM program (in shares) | shares			5,499,658
Shares issued in connection with Euronav share acquisition (in shares) | shares			0
Outstanding shares, end of period (in shares) at Dec. 31, 2021 | shares	203,530,979		203,530,979
Balance at the beginning of the year at Dec. 31, 2020			$ 197,692		$ 402,021		$ 1,004,094	$ 200	$ 1,330	$ (472)
Share capital
Stock compensation expense					(338)
Shares issued on exercise of options			339		1,593
Shares issued un ATM program or in connection with acquisition			5,500	$ 0	45,015	$ 0
Balance at the end of the year at Dec. 31, 2021	$ 1,642,041	$ 1,642,513	$ 203,531		448,291		1,004,094	228	(13,631)	(472)
Accumulated other reserves
Other comprehensive income (loss)	28							28
Retained earnings (deficit)
Profit (loss) for the period	$ (14,961)								(14,961)
Cash dividends									0
Shares issued on exercise of options (in shares) | shares			0
Shares issued under ATM program (in shares) | shares			0
Shares issued in connection with Euronav share acquisition (in shares) | shares			19,091,910
Outstanding shares, end of period (in shares) at Dec. 31, 2022 | shares	222,622,889		222,622,889
Share capital
Stock compensation expense					0
Shares issued on exercise of options			$ 0		0
Shares issued un ATM program or in connection with acquisition			0	19,092	0	156,396
Balance at the end of the year at Dec. 31, 2022	$ 2,259,899	2,260,371	$ 222,623		604,687		1,004,094	454	428,513	(472)
Accumulated other reserves
Other comprehensive income (loss)	226							226
Retained earnings (deficit)
Profit (loss) for the period	$ 475,537								475,537
Cash dividends									(33,393)
Shares issued on exercise of options (in shares) | shares			0
Shares issued under ATM program (in shares) | shares			0
Shares issued in connection with Euronav share acquisition (in shares) | shares			0
Outstanding shares, end of period (in shares) at Dec. 31, 2023 | shares	222,622,889		222,622,889
Share capital
Stock compensation expense					0
Shares issued on exercise of options			$ 0		0
Shares issued un ATM program or in connection with acquisition			0	$ 0	0	$ 0
Balance at the end of the year at Dec. 31, 2023	$ 2,277,346	$ 2,277,818	$ 222,623		$ 604,687		$ 1,004,094	415	445,999	$ (472)
Accumulated other reserves
Other comprehensive income (loss)	(39)							$ (39)
Retained earnings (deficit)
Profit (loss) for the period	$ 656,414								656,414
Cash dividends									$ (638,928)